Prepaid Royalties, Net (Details) - 12 months ended Jul. 31, 2026 ¥ in Thousands	USD ($)	JPY (¥)
Prepaid Royalties, Net [Abstract]
Licensor agreed to carry	$ 30,522	¥ 4,750